Index Advantage+ New York, 485BXT
Filed on August 26, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-4

File Nos. 333-275897; 811-05716
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 4	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 305	[X]
(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registered Separate Account)
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Insurance Company)

File No. 333-275895
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 4	[X]
(Check appropriate box or boxes.)
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Insurance Company)

1633 Broadway, 42nd Floor, New York, NY 10019
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(763) 582-6089
(Insurance Company’s Telephone Number, including Area Code)
Doug Hodgson, Senior Counsel, Associate General Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: Continuously on and after the effective date of each Registration Statement.
It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b)
X	on September 25, 2026, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial account standards provided pursuant to Section 7(a)(2)(B) of the Securities Act

X	Insurance Company relying on Rule 12h-7 under the Exchange Act
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 3 (File Nos. 333-275897 and 333-275895) on June 29, 2026 and are incorporated by reference.
Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 4 is to delay the effective date of Post-Effective Amendment No. 3, which was filed on June 29, 2026. The Post-Effective Amendment does not amend or delete the currently effective Prospectus, Supplements or Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registered Separate Account has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 26th day of August, 2026.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C (Registered Separate Account)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
Chief Executive Officer

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (Insurance Company)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jasmine M. Jirele*	Director, Board Chair and Chief Executive Officer (principal executive officer)	August 26, 2026
Jasmine M. Jirele

/s/ William E. Gaumond*	Director, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	August 26, 2026
William E. Gaumond

/s/ Benjamin D. Bodner**	Director	August 26, 2026
Benjamin D. Bodner

/s/ Udo Frank*	Director	August 26, 2026
Udo Frank

/s/ Howard E. Woolley*	Director	August 26, 2026
Howard E. Woolley

/s/ Kevin E. Walker*	Director	August 26, 2026
Kevin E. Walker

/s/ Walter R. White*	Director	August 26, 2026
Walter R. White

/s/ Eric Thomes*	Director	August 26, 2026
Eric Thomes

*By Power of Attorney, dated January 2024, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No.17 to Registered Separate Account’s Form N-4 (File Nos. 333-192949 and 811-05716) electronically filed on April 17, 2024.
**By Power of Attorney, dated April 21, 2025, as signed by Director Benjamin D. Bodner, incorporated by reference as exhibit 27(p)(2) from Post-Effective
   Amendment No. 2 to Registered Separate Account’s Form N-4 (File No. 333-275897), electronically filed on April 22, 2026.

*By:	/s/ Doug Hodgson
Doug Hodgson
Senior Counsel, Associate General Counsel Pursuant to Power of Attorney
File Nos. 333-275897; 811-05716

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 26th day of August, 2026.

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (Insurance Company – Registrant)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jasmine M. Jirele*	Director, Board Chair and Chief Executive Officer (principal executive officer)	August 26, 2026
Jasmine M. Jirele

/s/ William E. Gaumond*	Director, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	August 26, 2026
William E. Gaumond

/s/ Benjamin D. Bodner**	Director	August 26, 2026
Benjamin D. Bodner

/s/ Udo Frank*	Director	August 26, 2026
Udo Frank

/s/ Howard E. Woolley*	Director	August 26, 2026
Howard E. Woolley

/s/ Kevin E. Walker*	Director	August 26, 2026
Kevin E. Walker

/s/ Walter R. White*	Director	August 26, 2026
Walter R. White

/s/ Eric Thomes*	Director	August 26, 2026
Eric Thomes

*By Power of Attorney, dated January 2024, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No.17 to Registered Separate Account’s Form N-4 (File Nos. 333-192949 and 811-05716) electronically filed on April 17, 2024.
**By Power of Attorney, dated April 21, 2025, as signed by Director Benjamin D. Bodner, incorporated by reference as exhibit 27(p)(2) from Post-Effective Amendment No. 2 to Registered Separate Account’s Form N-4 (File No. 333-275897), electronically filed on April 22, 2026.

*By:	/s/ Doug Hodgson
Doug Hodgson
Senior Counsel, Associate General Counsel Pursuant to Power of Attorney

File No. 333-275895